Stock Based Compensation Plans: (Details 2)	6 Months Ended
Jun. 30, 2019 USD ($) $ / shares shares
Stock Based Compensation Plans Details Two [Abstract]
Outstanding Options Number: $1.92 | shares	444,922
Outstanding Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	1 year 343 days
Exercisable Options Number: $1.92 | shares	444,922
Exercisable Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	1 year 343 days
Outstanding Options Number: $2.69 | shares	125,000
Outstanding Options Weighted Average Exercise Price: $2.69 | $ / shares	$ 2.69
Outstanding Options Aggregate Intrinsic Value: $2.69 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.69	7 years 307 days
Exercisable Options Number: $2.69 | shares	125,000
Exercisable Options Weighted Average Exercise Price: $2.69 | $ / shares	$ 2.69
Exercisable Options Aggregate Intrinsic Value: $2.69 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.69	7 years 307 days
Outstanding Options Number: $3.15 | shares	3,369,643
Outstanding Options Weighted Average Exercise Price: $3.15 | $ / shares	$ 3.15
Outstanding Options Aggregate Intrinsic Value: $3.15 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.15	7 years 230 days
Exercisable Options Number: $3.15 | shares	3,369,643
Exercisable Options Weighted Average Exercise Price: $3.15 | $ / shares	$ 3.15
Exercisable Options Aggregate Intrinsic Value: $3.15 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.15	7 years 230 days
Outstanding Options Number: $3.91 | shares	180,000
Outstanding Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	6 years
Exercisable Options Number: $3.91 | shares	180,000
Exercisable Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	6 years
Outstanding Options Number: $4.02 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	5 years 26 days
Exercisable Options Number: $4.02 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	5 years 26 days
Outstanding Options Number: $1.92 - $4.02 | shares	4,369,565
Outstanding Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 3.09
Outstanding Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 0
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	6 years 310 days
Exercisable Options Number: $1.92 - $4.02 | shares	4,369,565
Exercisable Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 3.09
Exercisable Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 0
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	6 years 310 days